SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
Risk-free interest rate		0.41%
Dividend yield
Expected life		5 years
Volatility		105.00%
Weighted average fair value per option		$ 1.18